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                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                   ----------------------------------------
                 METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                -----------------------------------------------
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                            METLIFE ACCESS ANNUITY
                         METLIFE ACCESS SELECT ANNUITY

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
             THE PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Underlying Funds ("Existing Funds") and substitute new Underlying Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an Underlying Fund under your Contract, such Replacement Fund will be added as an Underlying Fund on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The proposed substitutions and respective advisers and/or sub-advisers for all of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER               REPLACEMENT FUND AND SUB-ADVISER
----------------------------------------------              -----------------------------------------
AIM Variable Insurance Funds - AIM V.I. Core  (right arrow) Metropolitan Series Fund, Inc. - Capital
Equity Fund (Series I)                                      Guardian U.S. Equity Portfolio (Class A)

A I M Advisors, Inc.                                        Capital Guardian Trust Company
----------------------------------------------              -----------------------------------------
Credit Suisse Trust - Credit Suisse Emerging  (right arrow) Met Investors Series Trust - MFS Emerging
Markets Portfolio                                           Markets Equity Portfolio (Class A)

Credit Suisse Asset Management, LLC/Credit                  Massachusetts Financial Services Company
Suisse Asset Management Limited (U.K.),
(Australia)
----------------------------------------------              -----------------------------------------
Putnam Variable Trust - Putnam VT             (right arrow) Met Investors Series Trust - MFS Research
International Equity Fund (Class IB)                        International Portfolio (Class B)

Putnam Investment Management, LLC                           Massachusetts Financial Services Company
----------------------------------------------              -----------------------------------------

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The proposed substitutions and respective advisers and/or sub-advisers for the
MetLife Access Annuity only are:
----------------------

EXISTING FUND AND CURRENT ADVISER                           REPLACEMENT FUND AND SUB-ADVISER
----------------------------------------------              --------------------------------------------
Lord Abbett Series Fund, Inc. - Growth and    (right arrow) Met Investors Series Trust - Lord Abbett
Income Portfolio (Class VC)                                 Growth and Income Portfolio (Class B)

Lord, Abbett & Co. LLC                                      Lord, Abbett & Co. LLC
----------------------------------------------              --------------------------------------------
Lord Abbett Series Fund, Inc. - Mid-Cap Value (right arrow) Met Investors Series Trust - Lord Abbett
Portfolio (Class VC)                                        Mid-Cap Value Portfolio (Class B)

Lord, Abbett & Co. LLC                                      Lord, Abbett & Co. LLC
----------------------------------------------              --------------------------------------------
PIMCO Variable Insurance Trust - Real Return  (right arrow) Met Investors Series Trust - PIMCO Inflation
Portfolio (Administrative Class)                            Protected Bond Portfolio (Class A)

Pacific Investment Management Company LLC                   Pacific Investment Management Company LLC
----------------------------------------------              --------------------------------------------
Putnam Variable Trust - Putnam VT Small Cap   (right arrow) Met Investors Series Trust - Third Avenue
Value Fund (Class IB)                                       Small Cap Value Portfolio (Class B)

Putnam Investment Management, LLC                           Third Avenue Management LLC
----------------------------------------------              --------------------------------------------

Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

   . The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.

   . You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

   . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitutions, your Contract Value in the Variable Funding Options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.